Expense Example - Nationwide Bailard International Equities Fund	Oct. 31, 2024 USD ($)
Institutional Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	973
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	1,780
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	902
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 902